SEGMENT INFORMATION - Financial information by reportable segments (Details) ₽ in Millions		12 Months Ended
	Oct. 30, 2020	Dec. 31, 2021 RUB (₽) segment	Dec. 31, 2020 RUB (₽)	Dec. 31, 2019 RUB (₽)
SEGMENT INFORMATION
Number of new segments | segment		2
Revenue
Revenue		₽ 534,403	₽ 494,926	₽ 470,605
OIBDA		229,357	215,150	211,624
Depreciation and amortization		(111,088)	(100,234)	(96,195)
Impairment of non-current assets		10	(2,023)	148
Operating profit		118,279	112,893	115,577
Operating segments
Revenue
Revenue		534,403	494,926	470,605
External Customers
Revenue
Revenue		534,403	494,926	470,605
Discontinued operations
SEGMENT INFORMATION
Percentage of equity interest disposed off	100.00%
Total of reportable segments
Revenue
OIBDA		213,028	204,773	178,584
Total of reportable segments | Intersegment
Revenue
Revenue		6,909	6,709	11,287
Total of reportable segments | Operating segments
Revenue
Revenue		497,920	465,541	422,288
Total of reportable segments | External Customers
Revenue
Revenue		491,011	458,832	411,001
Telecom
Revenue
OIBDA		204,194	200,911	174,010
Telecom | Intersegment
Revenue
Revenue		4,138	4,260	9,406
Telecom | Operating segments
Revenue
Revenue		448,313	429,319	391,103
Telecom | External Customers
Revenue
Revenue		444,175	425,059	381,697
Fintech [Member]
Revenue
OIBDA		8,834	3,862	4,574
Fintech [Member] | Intersegment
Revenue
Revenue		2,771	2,449	1,881
Fintech [Member] | Operating segments
Revenue
Revenue		49,607	36,222	31,185
Fintech [Member] | External Customers
Revenue
Revenue		46,836	33,773	29,304
Other
Revenue
OIBDA		24,700	18,026	39,243
Other | Intersegment
Revenue
Revenue		19,527	13,130	12,063
Other | Operating segments
Revenue
Revenue		62,823	49,132	71,573
Other | External Customers
Revenue
Revenue		43,296	36,002	59,510
HQ and elimination
Revenue
OIBDA		(8,371)	(7,649)	(6,203)
HQ and elimination | Intersegment
Revenue
Revenue		(26,436)	(19,839)	(23,350)
HQ and elimination | Operating segments
Revenue
Revenue		(26,340)	(19,747)	(23,256)
HQ and elimination | External Customers
Revenue
Revenue		₽ 96	₽ 92	₽ 94